Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	AIM ImmunoTech Inc.
Entity Central Index Key	0000946644
Entity Tax Identification Number	52-0845822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2117 SW Highway 484
Entity Address, City or Town	Ocala
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34473
City Area Code	(352)
Local Phone Number	448-7797
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2117 SW Highway 484
Entity Address, City or Town	Ocala
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34473
City Area Code	(352)
Local Phone Number	448-7797
Contact Personnel Name	Thomas K. Equels